As filed with the Securities and Exchange Commission on September 28, 2018

File No. 333-222353

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

☐ Pre-Effective Amendment No. __

X Post-Effective Amendment No. 1

WASATCH FUNDS TRUST

(Exact Name of Registrant as Specified in Charter)

505 Wakara Way, 3rd Floor

Salt Lake City, UT 84108

(Address of Principal Executive Offices: Number, Street, City, State, Zip Code)

(801) 533-0777

(Area Code and Telephone Number)

(Name and Address of Agent for Service)	Copy to:

Eric S. Bergeson Wasatch Advisors, Inc. 505 Wakara Way, 3rd Floor Salt Lake City, UT 84108	Eric F. Fess Chapman and Cutler LLP 111 West Monroe Street Chicago, IL 60603

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective.

It is proposed that this filing will become effective: (check appropriate box)

    X     Immediately upon filing pursuant to paragraph (b)

            On                      pursuant to paragraph (b)

            60 days after filing pursuant to paragraph (a)(1)

            On                      pursuant to paragraph (a)(1)

            75 days after filing pursuant to paragraph (a)(2)

            On              pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

         This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

WASATCH FUNDS TRUST

Explanatory Note

Registration Statement on Form N-14 filed with the Securities Exchange Commission (the “SEC”) on December 29, 2017 relating to the merger of the Wasatch Long/Short Fund, a series of Wasatch Funds Trust ( the “Trust”) with and into the Wasatch Global Value Fund, a series of the Trust (Accession No. 0001193125-17-383203).

Pre-Effective Amendment No. 1 to the Registration Statement on Form N-14 filed with the SEC on July 23, 2018 relating to the merger of the Wasatch Long/Short Fund, a series of the Trust, with and into the Wasatch Global Value Fund, a series of the Trust (Accession No. 0001193125-18-223875).

Pre-Effective Amendment No. 2 to the Registration Statement on Form N-14 filed with the SEC on July 27, 2018 relating to the merger of the Wasatch Long/Short Fund, a series of the Trust, with and into the Wasatch Global Value Fund, a series of the Trust (Accession No. 0001193125-18-229731) (“Pre-Effective Amendment No. 2”).

The definitive Proxy Statement/Prospectus and Statement of Additional Information were filed pursuant to Rule 497(c) pursuant to the Securities Act of 1933, as amended with the SEC on August 1, 2018 (Accession No. 0001193125-18-234793).

No information contained in Parts A or B of Pre-Effective Amendment No. 2, which are incorporated herein by reference in their entirety, is amended, deleted or superceded hereby.

The purpose of this Post-Effective Amendment No. 1 to the Registration Statement on Form N-14 is to file the final tax opinion for the merger the Wasatch Long/Short Fund, a series of the Trust, with and into the Wasatch Global Value Fund, a series of the Trust.

PART C

Wasatch Funds Trust

Item 15.	Indemnification

Under Section 9.2 of Wasatch Funds Trust’s (the “Trust” or the “Registrant”) Declaration of Trust, no person who is or has been a Trustee, officer, or employee of the Registrant shall be subject to any personal liability whatsoever to any party, including natural persons, corporations, partnerships, limited partnerships, business trusts, limited liability partnerships, statutory trusts, limited liability companies, trusts, associations, joint ventures, estates, nominees and any other entity in its own or any representative capacity, whether or not legal entities, and governments and agencies and political subdivisions thereof, in each case whether domestic or foreign, (“Person”) other than the Registrant or its shareholders, in connection with the affairs of the Registrant; and all Persons shall look solely to the property of the Registrant or of a series for satisfaction of claims of any nature arising in connection with the affairs of the Registrant or such series.

The Declaration of Trust provides that every note, bond, contract, instrument, certificate, share or undertaking and every other act or thing whatsoever executed or done by or on behalf of the Registrant or the Trustees or any of them in connection with the Registrant shall be conclusively deemed to have been executed or done only in or with respect to their or his capacity as Trustees or Trustee and neither such Trustees or Trustee nor the Registrant’s shareholders shall be personally liable thereon.

The Declaration of Trust provides that all Persons extending credit to, contracting with or having any claim against the Registrant or a series shall look only to the assets of the property of the Registrant or such series for payment under such credit, contract or claim; and neither the Trustees, nor any of the Registrant’s officers or employees, whether past, present or future, shall be personally liable therefor.

The Declaration of Trust provides that no person who is or has been a Trustee, officer or employee of the Registrant shall be liable to the Registrant or to any shareholder for any action or failure to act except for his or her own bad faith, willful misfeasance, gross negligence or reckless disregard of his or her duties involved in the conduct of the individual’s office, and for nothing else, and shall not be liable for errors of judgment or mistakes of fact or law.

Furthermore, the Declaration of Trust provides that without limiting the foregoing limitations of liability contained in Section 9.2, a Trustee shall not be responsible for or liable in any event for any neglect or wrongdoing of any officer, employee, investment adviser, sub-adviser, principal underwriter, custodian or other agent of the Registrant or a series, nor shall any Trustee be responsible or liable for the act or omission of any other Trustee (or for the failure to compel in any way any former or acting Trustee to redress any breach of trust), except in the case of such Trustee’s own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

Section 9.5 of the Registrant’s Declaration of Trust provides that subject to certain exceptions and limitations, every person who is, or has been, a Trustee, officer, or employee of the Registrant, including persons who serve at the request of the Registrant as directors, trustees, officers, employees or agents of another organization in which the Registrant has an interest as a shareholder, creditor or otherwise, shall be indemnified by the Registrant or applicable series to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been such a Trustee, director, officer, employee or agent and against amounts paid or incurred by him in settlement thereof.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 16.	Exhibits
(1)	(a)

Declaration of Trust of the Registrant dated November 6, 2009 is incorporated herein by reference to Post-Effective Amendment No. 50 to the Registrant’s Registration Statement on Form N-1A filed with the Commission on March 31, 2010.

(b)

Amendment to Declaration of Trust of the Registrant dated December 30, 2009 is incorporated herein by reference to Post-Effective Amendment No. 50 to the Registrant’s Registration Statement on Form N-1A filed with the
Commission on March 31, 2010.

(c)

Amended and Restated Designation of Series of Shares Certificate dated January 28, 2011 is incorporated herein by reference to Post-Effective Amendment No. 64 to the Registrant’s Registration Statement on Form N-1A filed with the Commission on August 22, 2012.

(d)

Designation of Classes Certificate is incorporated herein by reference to Post-Effective Amendment No. 60 to the
Registrant’s Registration Statement on Form N-1A filed with the Commission on November 17, 2011.

(e)

Amended and Restated Designation of Series of Shares Certificate is incorporated herein by reference to Post-
Effective Amendment No. 61 to the Registrant’s Registration Statement on Form N-1A filed with the Commission on November 17, 2011.

(f)

Amended and Restated Designation of Series of Shares Certificate dated August 16, 2012 is incorporated herein by reference to Post-Effective Amendment No. 65 to the Registrant’s Registration Statement on Form N-1A filed with the Commission on October 2, 2012.

(g)

Amended and Restated Designation of Classes of Shares effective August 15, 2012 is incorporated herein by reference to Post-Effective Amendment No. 65 to the Registrant’s Registration Statement on Form N-1A filed with the Commission on October 2, 2012.

(h)

Amended and Restated Designation of Classes of Shares effective as of April 30, 2015 is incorporated herein by reference to Post-Effective Amendment No. 90 to the Registrant’s Registration Statement on Form N-1A filed with the Commission on January 28, 2016.

(i)

Amended and Restated Designation of Series of Shares dated May 6, 2015 is incorporated herein by reference to
Post-Effective Amendment No. 90 to the Registrant’s Registration Statement on Form N-1A filed with the
Commission on January 28, 2016.

(j)

Amended and Restated Designation of Series of Shares dated October 31, 2017 is incorporated herein by reference to the Registrant’s Registration Statement on Form N-14 filed with the Commission on December 29, 2017.

(k)

Amended and Restated Designation of Classes of Shares dated October 31, 2017 is incorporated herein by reference to the Registrant’s Registration Statement on Form N-14 filed with the Commission on December 29, 2017.

(2)

Bylaws of the Registrant dated November 6, 2009 is incorporated herein by reference to Post-Effective Amendment No. 50 to the Registrant’s Registration Statement on Form N-1A filed with the Commission on March 31, 2010.

(3)	Not Applicable.

(4)

Form of Agreement and Plan of Reorganization is incorporated herein by reference to Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-14 filed with the Commission on July 27, 2018.

(5)	Not Applicable.

(6)	(a)

Advisory and Service Contract by and between the Registrant and Wasatch Advisors, Inc. (the “Advisor”) is incorporated herein by reference to Post-Effective Amendment No. 51 to the Registrant’s Registration Statement on Form N-1A filed with the Commission on December 2, 2010.

(b)

Exhibit A to Advisory and Service Contract dated January 31, 2016 by and between the Registrant and the Advisor is incorporated herein by reference to Post-Effective Amendment No. 90 to the Registrant’s Registration Statement on Form N-1A filed with the Commission on January 28, 2016.

(c)

Exhibit A to Advisory and Service Contract dated January 31, 2017 is incorporated herein by reference to Post-Effective Amendment No. 92 to the Registrant’s Registration Statement on Form N-1A filed with the Commission on January 28, 2017.

(7)

Distribution Agreement by and between the Registrant and ALPS Distributors, Inc. is incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-14 filed with the Commission on July 23, 2018.

(8)		Not Applicable.

(9)	(a)

Custodian Agreement by and between the Registrant and State Street Bank and Trust Company (“State Street”) is incorporated herein by reference to Post-Effective Amendment No. 51 to the Registrant’s Registration Statement on Form N-1A filed with the Commission on December 2, 2010.

(b)

Notice to Custodian Agreement by and between the Registrant and State Street incorporated herein by reference to Post-Effective Amendment No. 53 to the Registrant’s Registration Statement on Form N-1A filed with the Commission on April 12, 2011.

(c)

Notice to Custodian Agreement by and between the Registrant and State Street on behalf of Wasatch Frontier Emerging Small Countries Fund is incorporated herein by reference to Post-Effective Amendment No. 62 to the Registrant’s Registration Statement on Form N-1A filed with the Commission on January 27, 2012.

(d)

Notice to Custodian Agreement by and between the Registrant and State Street on behalf of Wasatch Emerging Markets Select Fund is incorporated herein by reference to Post-Effective Amendment No. 65 to the Registrant’s Registration Statement on Form N-1A filed with the Commission on October 2, 2012.

(10)		Not Applicable.

(11)	(a)

Opinion and consent of Chapman and Cutler LLP regarding legality of issuance of shares and other matters is incorporated herein by reference to Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-14 filed with the Commission on July 27, 2018.

(b)

Opinion and consent of Morgan, Lewis & Bockius LLP regarding the legality of shares is incorporated herein by reference to Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-14 filed with the Commission on July 27, 2018.

(12)	Opinion of Chapman and Cutler LLP regarding tax matters is filed herewith.

(13)	Not Applicable.

(14)	Not Applicable.

(15)	Not Applicable.

(16)	Powers of Attorney are incorporated herein by reference to the Registrant’s Registration Statement on Form N-14 filed with the Commission on December 29, 2017.

(17)	Form of Proxy Card is incorporated herein by reference to Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-14 filed with the Commission on July 27, 2018.

Item 17.	Undertakings

(1)

The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, as amended, the reoffering prospectus will contain the information called for by the applicable registration form for re-offerings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)

The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, as amended, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended and the Investment Company Act of 1940, as amended, the Registrant certifies that this Post-Effective Amendment to the Registration Statement meets all the requirements for effectiveness pursuant to Rule 485(b) of the Securities Act of 1933, as amended, and the Registrant has duly caused this Post-Effective Amendment under the Securities Act of 1933, as amended to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Salt Lake City, and the State of Utah on the 28th day of September, 2018.

WASATCH FUNDS TRUST

By	/s/ Eric S. Bergeson
Eric S. Bergeson.,
President

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date

/s/ Eric S. Bergeson	President and Trustee (principal executive officer)	September 28, 2018
Eric S. Bergeson

/s/ Michael K. Yeates	Treasurer (principal financial and accounting officer)	September 28, 2018
Michael K. Yeates

James U. Jensen*	Trustee	September 28, 2018
James U. Jensen, Esquire

Miriam M. Allison*	Trustee	September 28, 2018
Miriam M. Allison

Heikki Rinne*	Trustee	September 28, 2018
Heikki Rinne

Kristen M. Fletcher*	Trustee	September 28, 2018
Kristen M. Fletcher

*/s/ Russell L. Biles
Russell L. Biles
Attorney-in-Fact
September 28, 2018

*Signed pursuant to powers of attorney incorporated herein by reference to the Registrant’s Registration Statement on Form N-14 filed with the Commission on December 29, 2017.

EXHIBIT LIST

EXHIBITS	EXHIBIT NO.

Opinion of Chapman and Cutler LLP	EX-99.12